Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2020	2019
	(in € millions)
Liquidity
Short term investments	596	692
Cash equivalents	685	585
Cash at bank and on hand	466	480
Liquidity position	1,747	1,757

Summary of Immediate Impact on Net Loss Before Tax on Exchange Rate
The table below shows the immediate impact on net loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2020 and 2019. The impact on net loss is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2020	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	67

2019	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	121

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2020:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	274	379	239	809	1,384	32
Cost of revenue	199	274	166	543	938	24
Total	473	653	405	1,352	2,322	56
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2019:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	226	328	194	739	1,221	38
Cost of revenue	176	242	141	499	832	29
Total	402	570	335	1,238	2,053	67

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2020
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	685	—	—	685
Short term investments:
Money market funds	25	—	—	25
Government securities	198	31	—	229
Agency securities	—	4	—	4
Corporate notes	—	276	—	276
Collateralized reverse purchase agreements	—	62	—	62
Derivatives (designated for hedging):
Foreign exchange forwards	—	12	—	12
Long term investments	2,228	—	49	2,277
Total financial assets at fair value by level	3,136	385	49	3,570
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	89	89
Derivatives (designated for hedging):
Foreign exchange forwards	—	16	—	16
Contingent consideration	—	—	30	30
Total financial liabilities at fair value by level	—	16	119	135

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2019
	(in € millions)
Financial assets at fair value
Cash equivalents
Money market funds	585	—	—	585
Short term investments:
Government securities	229	39	—	268
Agency securities	—	5	—	5
Corporate notes	—	263	—	263
Collateralized reverse purchase agreements	—	156	—	156
Derivatives (designated for hedging):
Foreign exchange forwards	—	8	—	8
Long term investments	1,481	—	16	1,497
Total financial assets at fair value by level	2,295	471	16	2,782
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	98	98
Derivatives (designated for hedging):
Foreign exchange forwards	—	13	—	13
Contingent consideration	—	—	27	27
Total financial liabilities at fair value by level	—	13	125	138

Summary of Changes in Investment
The table below presents the changes in the other long term investments:

	2020	2019	2018
	(in € millions)
At January 1	16	16	—
Initial recognition of long term investment	9	—	16
Changes in fair value recorded in other comprehensive income	29	—	—
Changes in fair value recognized in profit or loss	(5)	—	—
At December 31	49	16	16

Summary of Weightings Applied to Valuation Method	The following weightings, up until the Group’s direct listing, were applied to each valuation method:

2018
PWERM	50%
Secondary market transactions	50%

Summary of Key Assumptions Used to Estimate Fair Value of Ordinary Shares and Contingent Options
The key assumptions used to estimate the fair value of the ordinary shares and contingent options using the PWERM, up until the Group’s direct listing, were as follows:

2018
Revenue multiple used to estimate enterprise value	3.0
Discount rate (%)	13
Volatility (%)	32.5 – 35.0

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2020	2019	2018
Expected term (years)	1.5	0.5 – 2.5	0.8 – 1.5
Risk free rate (%)	0.11	1.58 – 1.59	2.55 – 2.58
Volatility (%)	50.0%	32.5%	40.0%
Share price (US$)	314.66	149.55	113.50

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2020	2019	2018
	(in € millions)
January 1	98	333	346
Issuance of warrant for cash	—	15	—
Issuance of shares upon exercise of, or net settlement of, warrants	(267)	(303)	—
Non cash changes recognized in profit or loss
Changes in fair value	263	35	(39)
Effect of changes in foreign exchange rates	(5)	18	26
At December 31	89	98	333

Summary of Changes in Contingent Consideration Liability	The table below presents the changes in the contingent consideration liability:

	2020	2019
	(in € millions)
At January 1	27	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	—	13
Contingent consideration payments	(7)	—
Changes in fair value recognized in profit or loss	13	14
Effect of changes in foreign exchange rates	(3)	—
At December 31	30	27

Summary of Changes in Convertible Notes
The table below presents the changes in the Convertible Notes:

2018
(in € millions)
At January 1	944
Non cash changes recognized in consolidated statement of operations
Changes in fair value	221
Effect of changes in foreign exchange rates	(20)
Issuance of shares upon exchange of Convertible Notes	(1,145)
At December 31	—

PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Weightings Applied to Valuation Method
The PWERM valuations, up until the Group’s direct listing, weighted the different scenarios as follows:

2018
Market Approach – High Case Public Company	55 – 70%
Market Approach – Low Case Public Company	28 – 35%
Market Approach – High Case Transaction	0 – 3%
Market Approach – Low Case Transaction	0 – 2%
Private Case – Income and Market Approaches	2 – 5%

Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2020	2019	2018
	(in € millions)
At January 1	1,481	1,630	910
Changes in fair value recorded in other comprehensive loss	747	(149)	720
At December 31	2,228	1,481	1,630